Filed pursuant to Rule 497(e)

Registration Nos. 333-221764, 811-23312

Unity Wealth Partners Dynamic Capital Appreciation & Options ETF (DCAP)

(the “Fund”)

listed on The Nasdaq Stock Market, LLC

February 27, 2025

Supplement to the Prospectus
and Statement of Additional Information (“SAI”),
each dated July 16, 2024

Effective immediately, all references in the Prospectus and SAI to the Fund’s income distribution frequency are revised to reflect quarterly income distributions. Capital gains distributions will continue to be paid annually.

Please retain this Supplement for future reference.